SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 3,156		$ 2,861
Long-term assets	53,874		53,006
Current liabilities	4,327		3,222
Long-term liabilities	29,702		28,649
Preferred equity	23,001	$ 24,458	23,996	$ 21,731	$ 21,434	$ 21,767
Borrowings	23,415		21,529
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	18,320		19,023
Borrowings	10,271		8,708
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,845		12,303
Preferred equity	11,845	12,708	12,303	11,644	11,604	11,100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,771		2,894
Preferred equity	2,771	2,923	2,894	2,439	2,466	2,721
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,454		2,562
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	601		613
Preferred equity	601	619	613	624	617	609
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	592		592
Preferred equity	592	$ 592	592	$ 340	$ 0	$ 0
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	760		881
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	57		50
Long-term assets	4,683		4,979
Current liabilities	54		46
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	761		881
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	412		419
Long-term assets	253		258
Current liabilities	7		7
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	601		613
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco
Disclosure of subsidiaries [line items]
Current assets	2,152		2,182
Long-term assets	4		3
Current liabilities	37		28
Long-term liabilities	2,110		2,149
Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	1,039		1,155
Long-term assets	32,131		32,973
Current liabilities	7,844		7,720
Long-term liabilities	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,771		2,894
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	592		592
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	765		891
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,139		2,619
Long-term assets	53,800		52,921
Current liabilities	3,612		2,943
Long-term liabilities	27,592		26,500
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	11,845		12,303
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,454		2,562
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,643)		(3,564)
Long-term assets	(36,997)		(38,128)
Current liabilities	(7,227)		(7,522)
Long-term liabilities	0		0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	$ (766)		$ (891)